SEWARD & KISSEL LLP

1200 G Street, N.W.

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

July 28, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Cap Fund, Inc.
File Nos. 2-29901 and 811-1716
Accession No. 0001193125-11-190831

Dear Sir or Madam:

        Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 7, 2011, for the AllianceBernstein Cap Fund, Inc., as filed pursuant to Rule 497 under the 1933 Act on July 19, 2011 (Accession Number: 0001193125-11-190831).

        Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Young Seo

Young Seo

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase